9. Notes Payable and Accrued Interest - Related Parties (December 2013 Note) (Tables)	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Notes payable and accrued interest
	12/31/2013	12/31/2012
Short-Term Debt and Notes Payable – Related Parties
Member Advances (a)	$516,659	$–
Officer Loans to Company (b)	–	194,163
Subordinated Officer Loans to Company (c)	–	159,753
Bridge Notes 12% Convertible (d)	–	–
Total Short-Term Debt and Notes Payable	516,659	353,916
Less: Current Portion	(516,659)	–
Long Term Portion	$–	$353,916

Accrued Interest – Related Parties
Officer Loans to Company (b)	$–	$49,087
Subordinated Officer Loans (c)	–	44,888
Accrued Interest	$–	$93,975